Average Annual Total Returns - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Return Before Taxes
	Mar. 30, 2024
Average Annual Return:
Past 1 year	2.73%
Since Inception	2.56%	[1]

[1]	A From September 22, 2022 .